As filed with the Securities and Exchange Commission on July 20, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Principal Amount		Value
U.S. TREASURY NOTES - 40.5%
10,000	5.125%, 06/30/2011	$10,042
10,000	1.000%, 12/31/2011	10,051
	TOTAL U.S. TREASURY NOTES (Cost $20,057)	20,093

MUTUAL FUND - 61.1%
30,362	SEI Daily Income Trust Government Fund	30,362
	TOTAL MUTUAL FUNDS (Cost $30,362)	30,362

TOTAL INVESTMENTS (Cost $50,419) - 101.6% +		50,455
Liabilities in Excess of Other Assets - (1.6)%		(777)
TOTAL NET ASSETS - 100.0%		$49,678

+ At May 31, 2011, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$50,419
Gross tax unrealized appreciation	36
Net tax unrealized appreciation	$36

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2011. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2011 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
Federal Agency Obligations	$ 20,093	$ -	$ 20,093	$ -
Total Fixed Income	20,093	-	20,093	-
Short-Term Investments	30,362	30,362	-	-
Total Investments in Securities	$ 50,455	$ 30,362	$ 20,093	$ -

Purisima Total Return Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares/Principal Amouont		Value

COMMON STOCKS: 97.40%
Australia: 1.93%
88,100	BHP Billiton, Ltd. - ADR	$8,406,502

Brazil: 1.62%
1,700	BM&FBovespa SA	12,176
6,600	Companhia Siderurgica Nacional SA - ADR	93,984
2,400	Embraer SA	77,496
1,230	Petroleo Brasileiro SA - ADR	42,595
212,700	Vale SA - ADR	6,861,702
		7,087,953
Canada: 2.54%
12,930	Agrium, Incorporated	1,138,616
118,800	Bank Nova Scotia Halifax	7,286,004
72,500	Cenovus Energy, Incorporated	2,689,025
		11,113,645
Chile: 0.02%
255	Banco Santander Chile	22,973
1,150	Sociedad Quimica y Minera de Chile SA	71,955
		94,928
China: 3.19%
55,350	Baidu.com - ADR (a)	7,511,549
34,000	China Oilfield Services, Ltd.	67,586
750	China Petroleum & Chemical Corporation - ADR	74,888
24,210	CNOOC, Ltd. - ADR	6,066,542
58,000	Industrial & Commercial Bank of China, Ltd.	48,623
138,000	Lenovo Group, Ltd.	81,267
13,800	Weichai Power Company, Ltd.	78,250
		13,928,705
Colombia: 0.01%
1,070	Ecopetrol SA	48,653

Czech Republic: 0.01%
1,000	CEZ AS	55,121

France: 3.89%
180,550	AXA - ADR	3,874,603
41,108	BNP Paribas SA	3,207,569
4,680	LVMH Moet Hennessy Louis Vuitton SA	814,259
99,200	Sanofi	7,854,571
11,400	Technip SA	1,226,163
		16,977,165
Germany: 5.70%
133,500	BASF AG - ADR	12,411,495
9,900	Daimler AG	699,602
88,100	Siemens AG - ADR	11,792,185
		24,903,282
Hong Kong: 0.93%
260,800	Cheung Kong Holdings, Ltd. - ADR	4,076,304

India: 0.02%
1,300	Reliance Industries, Ltd. - GDR 144A	55,094
2,450	Sterlite Industries India, Ltd. - ADR (a)	38,098
		93,192

Indonesia: 0.06%
118,000	Bank Mandiri Tbk PT	99,537
152,500	Bank Rakyat Tbk PT	113,452
156,400	Bumi Resources Tbk PT	60,467
		273,456
Japan: 2.58%
635,000	Hitachi, Ltd.	3,614,771
146,800	Honda Motor Company, Ltd. - ADR	5,578,400
454,200	Mitsubishi UFJ Financial Group, Incorporated - ADR	2,075,694
		11,268,865
Malaysia: 0.05%
21,200	CIMB Group Holdings BHD	58,942
29,000	Genting BHD	105,962
53,100	MMC Corporation BHD	49,211
		214,115
Mexico: 1.33%
90,200	America Movil SA de CV - ADR	4,753,540
12,600	Fomento Economico Mexicano SAB de CV	77,881
40,720	Grupo Mexico SA de CV	145,504
1,300	Industrias Penoles SA de CV	50,665
25,725	Wal-Mart De Mexico SA de CV - ADR	784,870
		5,812,460
Netherlands: 1.95%
25,100	ASML Holding NV	975,457
230,800	Unilever NV - ADR	7,537,928
		8,513,385
Poland: 0.04%
450	Bank Pekao SA - GDR	27,834
375	Bre Bank SA (a)	46,677
1,075	KGHM Polska Miedz SA - GDR	75,230
		149,741
Russian Federation: 0.03%
2,050	Magnit OJSC	63,037
4,900	OAO Gazprom - Sponsored ADR (a)	72,149
		135,186
South Africa: 0.05%
3,900	Anglo American Platinum, Ltd. - ADR	61,776
2,500	MTN Group Ltd.	53,136
1,550	Sasol, Ltd. - ADR	83,111
		198,023
South Korea: 0.27%
60	Amorepacific Corporation	71,556
1,100	Daewoo Shipbuilding & Marine Engineering Company, Ltd.	45,462
725	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR 144A	60,001
1,800	Doosan Infracore Company, Ltd. (a)	40,865
130	Honam Petrochemical Corporation	47,704
1,700	Hynix Semiconductor Incorporated	47,417
680	Hyundai Department Store Company, Ltd.	115,628
190	Hyundai Heavy Industries Company, Ltd.	88,913
140	Hyundai Mobis	49,103
1,550	LG Display Company, Ltd.	51,564
200	Lotte Shopping Company	92,666
800	POSCO - ADR	81,616
275	Samsung Electronics Company, Ltd. - GDR 144A (a)	114,928
225	Samsung Fire & Marine Insurance Company (a)	43,055
600	Samsung Securities Company, Ltd.	44,201
615	SK Energy Company, Ltd.	132,785
1,700	Woori Investment & Securities, Incorporated	27,647
		1,155,111
Spain: 1.25%
458,404	Banco Santander Central Hispano SA - ADR	5,450,424

Switzerland: 7.37%
295,800	ABB, Ltd. - ADR	7,957,020
153,400	Credit Suisse Group - ADR	6,614,608
146,650	Nestle SA	9,413,867
46,650	Roche Holdings AG	8,204,362
		32,189,857
Taiwan: 0.08%
9,070	Advanced Semiconductor Engineering, Incorporated - ADR	55,780
787	Asustek Computer, Incorporated - GDR (a)	41,197
10,745	Hon Hai Precision - GDR	76,504
6,342	Siliconware Precision Industries, Ltd. - ADR	42,238
10,135	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	138,444
		354,163
United Kingdom: 4.07%
153,900	Anglo American Plc - ADR	3,836,727
178,150	GlaxoSmithKline Plc - ADR	7,742,399
88,600	Rio Tinto Plc - ADR	6,212,632
		17,791,758
United States: 58.41%
134,850	Abbott Laboratories	7,045,912
112,700	Adobe System, Incorporated (a)	3,902,801
60,600	Allergan, Incorporated	5,013,438
35,100	Amazon.com, Incorporated (a)	6,903,819
61,050	Anadarko Petroleum Corporation	4,854,696
559,900	Applied Materials, Incorporated	7,715,422
70,900	Boeing Company	5,532,327
46,900	Brinker International, Incorporated	1,209,082
58,100	Caterpillar, Incorporated	6,146,980
12,700	Cliffs Natural Resources, Incorporated	1,151,890
142,200	Coach, Incorporated	9,052,452
104,500	Dover Corporation	7,025,535
324,850	EMC Corporation (a)	9,248,480
70,000	Emerson Electric Company	3,818,500
100,100	Exxon Mobil Corporation	8,355,347
116,500	Freeport-McMoRan Copper & Gold, Incorporated	6,016,060
461,650	General Electric Company	9,066,806
9,600	Google, Incorporated (a)	5,078,592
82,000	Honeywell International, Incorporated	4,883,100
299,800	Intel Corporation	6,748,498
29,300	International Business Machines Corporation	4,949,649
145,300	Johnson & Johnson	9,777,237
11,500	Joy Global, Incorporated	1,030,975
16,850	Kansas City Southern (a)	992,296
22,300	Marriott International, Incorporated	843,163
135,500	Medtronic, Incorporated	5,514,850
251,300	Microsoft Corporation	6,285,013
49,500	Mosaic Company	3,507,075
92,100	National Oilwell Varco, Incorporated	6,684,618
86,400	NetApp, Incorporated (a)	4,732,128
30,300	NVIDIA Corporation (a)	607,212
66,950	Occidental Petroleum Corporation	7,220,557
293,700	Oracle Corporation	10,050,414
121,500	PACCAR, Incorporated	6,075,000
348,700	Pfizer, Incorporated	7,479,615
87,800	PNC Financial Services Groups, Incorporated	5,480,476
86,500	PPG Industries, Incorporated	7,672,550
63,225	Procter & Gamble Company	4,236,075
76,900	Qualcomm, Incorporated	4,505,571
106,100	Schlumberger, Ltd.	9,094,892
141,466	Time Warner, Incorporated	5,153,606

71,100	Union Pacific Corporation	7,463,367
85,300	United Technologies Corporation	7,486,781
94,400	Wal-Mart Stores, Incorporated	5,212,768
153,000	Wells Fargo & Company	4,340,610
		255,166,235
TOTAL COMMON STOCKS
(Cost $334,624,590)		425,458,229

PREFERRED STOCKS: 1.18%
Brazil: 1.1%
233,634	Banco Bradesco SA	4,653,989
2,700	Companhia de Bebidas das Americas (AmBev) - ADR	85,158
2,629	Companhia Energetica de Minas Gerais - ADR	50,188
5,825	Itau Unibanco Holdings SA - ADR	132,985
4,060	Ultrapar Participacoes SA	71,537
6,100	Vale SA - ADR	178,730
		5,172,587
TOTAL PREFERRED STOCKS
(Cost $5,400,176)		5,172,587

MUTUAL FUNDS: 1.06%
4,615,128	SEI Daily Income Trust Government Fund	4,615,128

TOTAL MUTUAL FUNDS - (Cost $4,615,128)		4,615,128

TOTAL INVESTMENTS - 99.64% (Cost $344,639,894) (b)		435,245,944
Other Assets in Excess of Liabilities: 0.36%		1,581,122
TOTAL NET ASSETS: 100.0%		$436,827,066

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-income Producing.
(b) At May 31, 2011, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$344,639,894
Gross tax unrealized appreciation	100,146,985
Gross tax unrealized depreciation	(9,540,935)
Net tax unrealized appreciation	$90,606,050

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2011. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2011 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$ 425,458,229	$ 425,357,031	$ 101,198	$ -
Preferred Stock	5,172,587	5,172,587	-	-
Total Equity	430,630,816	430,529,618	101,198	-

Mutual Funds	$ 4,615,128	4,615,128	-	-
Total Investments in Securities	$ 435,245,944	$ 435,144,746	$ 101,198	$ -

Purisima Total Return Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Industry	% of Net Assets
Pharmaceuticals	12.16%
Metals & Mining	7.60%
Commercial Banks	7.56%
Oil, Gas & Consumable Fuels	6.83%
Chemicals	5.69%
Industrial Conglomerates	4.79%
Machinery	4.71%
Software	4.63%
Aerospace & Defense	4.12%
Energy Equipment & Services	3.91%
Food Products	3.88%
Semiconductors & Semiconductor Equipment	3.76%
Computers & Peripherals	3.23%
Internet Software & Services	2.88%
Electrical Equipment	2.70%
Textiles, Apparel & Luxury Goods	2.26%
Road & Rail	1.94%
Internet & Catalog Retail	1.58%
Capital Markets	1.53%
Automobiles	1.44%
Food & Staples Retailing	1.39%
Health Care Equipment & Supplies	1.26%
Media	1.18%
IT Services	1.13%
Wireless Telecommunication Services	1.10%
Communications Equipment	1.03%
Household Products	0.97%
Real Estate Management & Development	0.93%
Insurance	0.90%
Electronic Equipment & Instrument	0.86%
Hotels Restaurants & Leisure	0.49%
Multiline Retail	0.05%
Beverages	0.04%
Electric Utilities	0.02%
Personal Products	0.02%
Auto Components	0.01%
Diversified Financial Services	0.00%
Total Investment in Securities	98.58%
Cash Equivalent	1.06%
Other Assets in Excess of Liabilities	0.36%
TOTAL NET ASSETS	100.00%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By      /s/ Kenneth L. Fisher
           Kenneth L. Fisher, President

Date         7/20/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Kenneth L. Fisher
           Kenneth L. Fisher, President

Date        7/20/2011

By      /s/ Katherine Taylor
   Katherine Taylor, Treasurer

Date        7/20/2011